EARNINGS PER SHARE (EPS) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator
Profit (loss) for the period (basic EPS)	$ 3,427,093	$ 648,193	$ 4,301,230	$ (6,323,365)
Profit (loss) for the period (diluted EPS)	$ 3,427,093	$ 648,193	$ 4,301,230	$ (6,323,365)
Denominator
Weighted average number of shares (basic EPS)	41,104,331	38,016,601	41,104,331	38,016,601
Weighted average number of shares (diluted EPS)	42,403,196	39,038,280	42,403,196	38,016,601
Basic profit (loss) attributable to ordinary equity holders of the parent	$ 0.0834	$ 0.0171	$ 0.1046	$ (0.1663)
Diluted profit (loss) attributable to ordinary equity holders of the parent	$ 0.0808	$ 0.0166	$ 0.1014	$ (0.1663)